Fair value of financial instruments (Details) - BRL (R$) R$ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
At Fair Value through Profit or Loss	R$ 568,354	R$ 464,682
Financial assets at fair value through other comprehensive income	130,039	126,748
Investment funds [member]
IfrsStatementLineItems [Line Items]
At Fair Value through Profit or Loss	26,570	32,491
Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through other comprehensive income	127,531	122,334
Level 1 of fair value hierarchy [member] | Investment funds [member]
IfrsStatementLineItems [Line Items]
At Fair Value through Profit or Loss	225	954
Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through other comprehensive income	2,255	4,356
Level 2 of fair value hierarchy [member] | Investment funds [member]
IfrsStatementLineItems [Line Items]
At Fair Value through Profit or Loss	26,345	31,537
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial Assets	2,175	379	R$ 1,563
Financial assets at fair value through other comprehensive income	253	58
Financial Assets Designated As At Fair Value Through Profit And Loss [Member]
IfrsStatementLineItems [Line Items]
Financial Assets	643,142	513,222
At Fair Value through Profit or Loss	513,103	386,474
Financial Assets Designated As At Fair Value Through Profit And Loss [Member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial Assets	523,741	396,993
At Fair Value through Profit or Loss	396,210	274,659
Financial Assets Designated As At Fair Value Through Profit And Loss [Member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial Assets	116,973	115,792
At Fair Value through Profit or Loss	114,718	111,436
Financial Assets Designated As At Fair Value Through Profit And Loss [Member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial Assets	2,428	437
At Fair Value through Profit or Loss	2,175	379
Brazilian Government Securities [member]
IfrsStatementLineItems [Line Items]
At Fair Value through Profit or Loss	342,092	231,912
Financial assets at fair value through other comprehensive income	83,905	76,679
Brazilian Government Securities [member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
At Fair Value through Profit or Loss	333,539	226,056
Financial assets at fair value through other comprehensive income	83,672	75,647
Brazilian Government Securities [member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
At Fair Value through Profit or Loss	8,553	5,856
Financial assets at fair value through other comprehensive income	233	1,032
Government Securities – Other Countries [member] | Country Of Latin America [Member]
IfrsStatementLineItems [Line Items]
At Fair Value through Profit or Loss	2,875	3,489
Financial assets at fair value through other comprehensive income	23,872	27,510
Government Securities – Other Countries [member] | Country Of Abroad [Member]
IfrsStatementLineItems [Line Items]
At Fair Value through Profit or Loss	2,562	4,528
Financial assets at fair value through other comprehensive income	9,910	10,400
Government Securities – Other Countries [member] | Level 1 of fair value hierarchy [member] | Country Of Latin America [Member]
IfrsStatementLineItems [Line Items]
At Fair Value through Profit or Loss	2,875	3,489
Financial assets at fair value through other comprehensive income	23,872	27,510
Government Securities – Other Countries [member] | Level 1 of fair value hierarchy [member] | Country Of Abroad [Member]
IfrsStatementLineItems [Line Items]
At Fair Value through Profit or Loss	2,562	4,528
Financial assets at fair value through other comprehensive income	9,910	10,400
Corporates Debt Securities [member]
IfrsStatementLineItems [Line Items]
At Fair Value through Profit or Loss	137,653	112,679
Financial assets at fair value through other comprehensive income	12,352	12,159
Corporates Debt Securities [member] | Equity investments [member]
IfrsStatementLineItems [Line Items]
At Fair Value through Profit or Loss	26,535	15,537
Financial assets at fair value through other comprehensive income	6,143	4,885
Corporates Debt Securities [member] | Rural Product Note [member]
IfrsStatementLineItems [Line Items]
At Fair Value through Profit or Loss	4,203	2,517
Financial assets at fair value through other comprehensive income		390
Corporates Debt Securities [member] | Bank Deposit Certificates [member]
IfrsStatementLineItems [Line Items]
At Fair Value through Profit or Loss	128	360
Financial assets at fair value through other comprehensive income	44	714
Corporates Debt Securities [member] | Real Estate Receivables Certificates [member]
IfrsStatementLineItems [Line Items]
At Fair Value through Profit or Loss	1,591	1,480
Financial assets at fair value through other comprehensive income	67
Corporates Debt Securities [member] | Debentures [member]
IfrsStatementLineItems [Line Items]
At Fair Value through Profit or Loss	76,548	62,942
Financial assets at fair value through other comprehensive income	1,773	1,183
Corporates Debt Securities [member] | Eurobonds And Others [Member]
IfrsStatementLineItems [Line Items]
At Fair Value through Profit or Loss	2,464	4,373
Financial assets at fair value through other comprehensive income	4,057	4,279
Corporates Debt Securities [member] | Financial Credit Bills [Member]
IfrsStatementLineItems [Line Items]
At Fair Value through Profit or Loss	22,552	19,378
Financial assets at fair value through other comprehensive income		13
Corporates Debt Securities [member] | Promissory Notes [Member]
IfrsStatementLineItems [Line Items]
At Fair Value through Profit or Loss	2,602	3,900
Corporates Debt Securities [member] | Other [member]
IfrsStatementLineItems [Line Items]
At Fair Value through Profit or Loss	1,030	2,192
Corporates Debt Securities [member] | Other Financial Assets [Member]
IfrsStatementLineItems [Line Items]
At Fair Value through Profit or Loss	1,351	1,375
Corporates Debt Securities [member] | All Other Countries [Member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through other comprehensive income	268	695
Corporates Debt Securities [member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
At Fair Value through Profit or Loss	57,009	39,632
Financial assets at fair value through other comprehensive income	10,077	8,777
Corporates Debt Securities [member] | Level 1 of fair value hierarchy [member] | Equity investments [member]
IfrsStatementLineItems [Line Items]
At Fair Value through Profit or Loss	9,089	5,817
Financial assets at fair value through other comprehensive income	5,900	4,770
Corporates Debt Securities [member] | Level 1 of fair value hierarchy [member] | Bank Deposit Certificates [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through other comprehensive income		551
Corporates Debt Securities [member] | Level 1 of fair value hierarchy [member] | Real Estate Receivables Certificates [member]
IfrsStatementLineItems [Line Items]
At Fair Value through Profit or Loss	197
Corporates Debt Securities [member] | Level 1 of fair value hierarchy [member] | Debentures [member]
IfrsStatementLineItems [Line Items]
At Fair Value through Profit or Loss	45,070	29,446
Financial assets at fair value through other comprehensive income	1,045	538
Corporates Debt Securities [member] | Level 1 of fair value hierarchy [member] | Eurobonds And Others [Member]
IfrsStatementLineItems [Line Items]
At Fair Value through Profit or Loss	2,459	4,369
Financial assets at fair value through other comprehensive income	3,061	2,918
Corporates Debt Securities [member] | Level 1 of fair value hierarchy [member] | Other [member]
IfrsStatementLineItems [Line Items]
At Fair Value through Profit or Loss	194
Corporates Debt Securities [member] | Level 1 of fair value hierarchy [member] | All Other Countries [Member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through other comprehensive income	71
Corporates Debt Securities [member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
At Fair Value through Profit or Loss	78,526	72,708
Financial assets at fair value through other comprehensive income	2,022	3,324
Corporates Debt Securities [member] | Level 2 of fair value hierarchy [member] | Equity investments [member]
IfrsStatementLineItems [Line Items]
At Fair Value through Profit or Loss	17,375	9,634
Financial assets at fair value through other comprehensive income	50	70
Corporates Debt Securities [member] | Level 2 of fair value hierarchy [member] | Rural Product Note [member]
IfrsStatementLineItems [Line Items]
At Fair Value through Profit or Loss	4,203	2,510
Financial assets at fair value through other comprehensive income		390
Corporates Debt Securities [member] | Level 2 of fair value hierarchy [member] | Bank Deposit Certificates [member]
IfrsStatementLineItems [Line Items]
At Fair Value through Profit or Loss	128	360
Financial assets at fair value through other comprehensive income	44	150
Corporates Debt Securities [member] | Level 2 of fair value hierarchy [member] | Real Estate Receivables Certificates [member]
IfrsStatementLineItems [Line Items]
At Fair Value through Profit or Loss	1,268	1,329
Financial assets at fair value through other comprehensive income	67
Corporates Debt Securities [member] | Level 2 of fair value hierarchy [member] | Debentures [member]
IfrsStatementLineItems [Line Items]
At Fair Value through Profit or Loss	29,583	33,412
Financial assets at fair value through other comprehensive income	728	645
Corporates Debt Securities [member] | Level 2 of fair value hierarchy [member] | Eurobonds And Others [Member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through other comprehensive income	936	1,361
Corporates Debt Securities [member] | Level 2 of fair value hierarchy [member] | Financial Credit Bills [Member]
IfrsStatementLineItems [Line Items]
At Fair Value through Profit or Loss	22,548	19,371
Financial assets at fair value through other comprehensive income		13
Corporates Debt Securities [member] | Level 2 of fair value hierarchy [member] | Promissory Notes [Member]
IfrsStatementLineItems [Line Items]
At Fair Value through Profit or Loss	2,585	3,900
Corporates Debt Securities [member] | Level 2 of fair value hierarchy [member] | Other [member]
IfrsStatementLineItems [Line Items]
At Fair Value through Profit or Loss	836	2,192
Corporates Debt Securities [member] | Level 2 of fair value hierarchy [member] | Other Financial Assets [Member]
IfrsStatementLineItems [Line Items]
At Fair Value through Profit or Loss	1,294	1,335
Corporates Debt Securities [member] | Level 2 of fair value hierarchy [member] | All Other Countries [Member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through other comprehensive income	197	695
Corporates Debt Securities [member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
At Fair Value through Profit or Loss	2,118	339
Financial assets at fair value through other comprehensive income	253	58
Corporates Debt Securities [member] | Level 3 of fair value hierarchy [member] | Equity investments [member]
IfrsStatementLineItems [Line Items]
At Fair Value through Profit or Loss	71	86
Financial assets at fair value through other comprehensive income	193	45
Corporates Debt Securities [member] | Level 3 of fair value hierarchy [member] | Rural Product Note [member]
IfrsStatementLineItems [Line Items]
At Fair Value through Profit or Loss		7
Corporates Debt Securities [member] | Level 3 of fair value hierarchy [member] | Bank Deposit Certificates [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through other comprehensive income		13
Corporates Debt Securities [member] | Level 3 of fair value hierarchy [member] | Real Estate Receivables Certificates [member]
IfrsStatementLineItems [Line Items]
At Fair Value through Profit or Loss	126	151
Corporates Debt Securities [member] | Level 3 of fair value hierarchy [member] | Debentures [member]
IfrsStatementLineItems [Line Items]
At Fair Value through Profit or Loss	1,895	84
Corporates Debt Securities [member] | Level 3 of fair value hierarchy [member] | Eurobonds And Others [Member]
IfrsStatementLineItems [Line Items]
At Fair Value through Profit or Loss	5	4
Financial assets at fair value through other comprehensive income	60
Corporates Debt Securities [member] | Level 3 of fair value hierarchy [member] | Financial Credit Bills [Member]
IfrsStatementLineItems [Line Items]
At Fair Value through Profit or Loss	4	7
Corporates Debt Securities [member] | Level 3 of fair value hierarchy [member] | Promissory Notes [Member]
IfrsStatementLineItems [Line Items]
At Fair Value through Profit or Loss	17
Corporates Debt Securities [member] | Level 3 of fair value hierarchy [member] | Other Financial Assets [Member]
IfrsStatementLineItems [Line Items]
At Fair Value through Profit or Loss	57	40
Financial Liability At Fair Value Through Profit Or Loss [Member] | All Other Countries [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities at fair value through profit or loss	856	647
Financial Liability At Fair Value Through Profit Or Loss [Member] | Structured Note [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities at fair value through profit or loss	296	64
Financial Liability At Fair Value Through Profit Or Loss [Member] | Others Financial Liabilities [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities at fair value through profit or loss	560	583
Financial Liability At Fair Value Through Profit Or Loss [Member] | Level 2 of fair value hierarchy [member] | All Other Countries [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities at fair value through profit or loss	784	647
Financial Liability At Fair Value Through Profit Or Loss [Member] | Level 2 of fair value hierarchy [member] | Structured Note [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities at fair value through profit or loss	296	64
Financial Liability At Fair Value Through Profit Or Loss [Member] | Level 2 of fair value hierarchy [member] | Others Financial Liabilities [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities at fair value through profit or loss	488	R$ 583
Financial Liability At Fair Value Through Profit Or Loss [Member] | Level 3 of fair value hierarchy [member] | All Other Countries [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities at fair value through profit or loss	72
Financial Liability At Fair Value Through Profit Or Loss [Member] | Level 3 of fair value hierarchy [member] | Others Financial Liabilities [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities at fair value through profit or loss	R$ 72